Explanatory notes to the Consolidated Statements of Cash Flows - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total Debt at January 1	€ 33,582	€ 13,703
Add: Derivative (assets)/liabilities and collateral at January 1	(6)	21
Add: Securities at January 1	(2,038)	(1,094)
Total Liabilities from financing activities at January 1	22,910	31,538	€ 12,630
Changes in liabilities arising from financing activities [abstract]
FCA-PSA merger	0	22,415
Securities from FCA-PSA merger	0	(350)
Securities from FCA-PSA Merger	0	129
Cash flows	(8,949)	2,650
Foreign exchange effects	397	314
Fair value changes	(110)	(139)
Changes in scope of consolidation	389	(5,616)
Transfer to (Assets)/Liabilities held for sale	0	0
Other changes	(354)	(495)
Less: Derivative (assets)/liabilities and collateral at December 31	(67)	(6)
Less: Securities at December 31	(4,176)	(2,038)
Total Debt at December 31	27,153	33,582
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Add: Derivative (assets)/liabilities and collateral at January 1	(1,205)
Add: Securities at January 1	€ (839)
Total Liabilities from financing activities at January 1		31,537
Changes in liabilities arising from financing activities [abstract]
Less: Derivative (assets)/liabilities and collateral at December 31		(1,205)
Less: Securities at December 31		€ (839)